Share Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Mar. 17, 2017	Aug. 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borqs International [Member]
Share Based Compensation (Textual)
Ordinary shares issued				2,695,194
Director [Member]
Share Based Compensation (Textual)
Options granted			180,000
Exercise price		$ 5.30
2007 Plan [Member]
Share Based Compensation (Textual)
Aggregate intrinsic value					$ 308
2007 Plan [Member] | Employees, Officers, And Directors [Member]
Share Based Compensation (Textual)
Exercise price					$ 0.56
2007 Plan [Member] | Employees, Officers, And Directors [Member] | Minimum [Member]
Share Based Compensation (Textual)
Exercise price		$ 0.678
2007 Plan [Member] | Employees, Officers, And Directors [Member] | Maximum [Member]
Share Based Compensation (Textual)
Exercise price		$ 0.859
2007 Plan [Member]
Share Based Compensation (Textual)
Maximum aggregate number of shares			38,700,000
Terms of options, description			The terms of the options shall not exceed ten years from the date of grant.
Stock option vesting related description			25% of the shares subject to the options shall vest on the first anniversary of the vesting commencement date, and 1/48 of the shares subject to the options shall vest each month thereafter over the next three years, provided the optionee continues to be a service provider to the Group. Thus, there is an explicit service condition of 4 years. In addition, the options contain a performance condition whereby vesting will commence upon the earlier to occur of an initial public offering or a change in control as defined in the 2007 Plan, provided there is continued employment of the optionees on such date.
Options granted		9,085,000			610,000
Purchase of aggregate shares					5,500,000
Aggregate intrinsic value					$ 308	$ 308
Ordinary shares were fully vested		28,534,337			27,456,943
Reverse acquisition - 2017 [Member]
Share Based Compensation (Textual)
Terms of options, description			At the IPO of the predecessor company of Pacific Special Acquisition Corp in October 2015, an option was issued to the underwriter of the IPO, EarlyBird Capital, Inc., to purchase up to 400,000 units at $10.00 per unit ("Unit Purchase Option"), where each unit of the option consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12 per whole share. The option expires five years from the IPO, which is October 2020.
Purchase of aggregate shares		2,583,250	521,847	2,735,174
Aggregate intrinsic value		$ 6,561	$ 312	$ 6,860
Share based compensation expense				$ 5,658
Ordinary shares issued - 2017 Plan [Member]
Share Based Compensation (Textual)
Ordinary shares issued	450,000
Share based compensation expense	$ 324
Total proceeds	$ 62
Ordinary shares were fully vested				450,000